SECURED PROMISSORY NOTES (Details Narartive) - USD ($)				1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 02, 2019	Oct. 09, 2018	Mar. 09, 2018	Sep. 30, 2019	Jan. 29, 2019	Mar. 31, 2019	Dec. 31, 2018	Apr. 24, 2019	Apr. 11, 2019	Mar. 28, 2019	Mar. 14, 2019	Feb. 27, 2019	Feb. 11, 2019
Aggregate principal amount						$ 10,000,000	$ 10,000,000
Debt discount						46,310	72,038
Accreted costs						$ 176,229	$ 135,246
Loan and Security Agreement | Energy Capital [Member]
Line of credit interest rate description					11.25% plus the Prime Rate (as published by the Wall Street Journal (National Edition)), less 3.25%
Secured Term Promissory Note					$ 1,000,000					$ 800,000	$ 900,000	$ 750,000	$ 650,000
Effective interest rate					11.25%
Proceeds from capital raise				$ 20,000,000
Loan and Security Agreement | Energy Capital [Member] | Subsequent Event [Member]
Line of credit interest rate description					11.25% plus the Prime Rate (as published by the Wall Street Journal (National Edition)), less 3.25%
Secured Term Promissory Note					$ 1,000,000			$ 900,000	$ 600,000		$ 900,000	$ 750,000	$ 650,000
Effective interest rate					11.25%
Proceeds from capital raise				$ 20,000,000
Loan and Security Agreement | Secured Term Promissory Note [Member] | Steward Capital Holdings LP [Member]
Line of credit interest rate description			11.25% plus the Prime Rate, less, 3.25%
Aggregate principal amount			$ 10,000,000
Secured Term Promissory Note			5,000,000
Payment of loan commitment fees			25,000
Funding in loan facility charges			$ 100,000
Effective interest rate			11.25%
Debt discount			$ 50,000
Loan and Security Agreement | Secured Term Promissory Note [Member] | Steward Capital Holdings LP [Member] | Share-based Compensation Award, Tranche One [Member]
Maturity date			Sep. 09, 2019
Accreted costs			$ 250,000
Loan and Security Agreement | Secured Term Promissory Note [Member] | Lender [Member]
Line of credit interest rate description			11.25% plus the Prime Rate, less, 3.25%
Aggregate principal amount			$ 10,000,000
Secured Term Promissory Note			5,000,000
Payment of loan commitment fees			25,000
Funding in loan facility charges			$ 100,000
Effective interest rate			11.25%
Debt discount			$ 50,000
Loan and Security Agreement | Secured Term Promissory Note [Member] | Lender [Member] | Share-based Compensation Award, Tranche One [Member]
Maturity date			Sep. 09, 2019
Accreted costs			$ 250,000
Loan and Security Agreement | Second Secured Term Promissory Note [Member] | Steward Capital Holdings LP [Member]
Line of credit interest rate description		11.25% plus the Prime Rate, less, 3.25%
Aggregate principal amount		$ 10,000,000
Secured Term Promissory Note		5,000,000
Funding in loan facility charges		$ 50,000
Effective interest rate		11.25%
Maturity date		Apr. 09, 2020
Loan and Security Agreement | Second Secured Term Promissory Note [Member] | Lender [Member]
Line of credit interest rate description		11.25% plus the Prime Rate, less, 3.25%
Aggregate principal amount		$ 10,000,000
Secured Term Promissory Note		5,000,000
Funding in loan facility charges		$ 50,000
Effective interest rate		11.25%
Maturity date		Sep. 09, 2019
First Amendment to Loan and Security Agreement | Energy Capital [Member] | Subsequent Event [Member]
Maturity date	Sep. 30, 2020
Advance description	Increase the amount of the Advance from up to $1,000,000 a month to up to $1,500,000 a month